Shareholder Fees	Dec. 01, 2021
First Trust Multi Cap Growth AlphaDEX Fund | First Trust Multi Cap Growth AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none